UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.4%
Engility Holdings, Inc.(1)	994	$18,339
European Aeronautic Defence and Space Co. NV	56,122	1,778,783
General Dynamics Corp.	33,624	2,223,219
Honeywell International, Inc.	59,872	3,577,352
L-3 Communications Holdings, Inc.	5,966	427,822
Northrop Grumman Corp.	15,716	1,044,014
Raytheon Co.	74,944	4,283,799
Rockwell Collins, Inc.	25,533	1,369,590
Rolls-Royce Holdings PLC(1)	272,487	3,717,182
Textron, Inc.	43,608	1,141,221

		$19,581,321

Air Freight & Logistics — 0.3%
Deutsche Post AG	82,457	$1,610,854
Expeditors International of Washington, Inc.	71,807	2,610,903
United Parcel Service, Inc., Class B	5,565	398,287

		$4,620,044

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	10,200	$290,489
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,057,533
Dana Holding Corp.	46,794	575,566
Denso Corp.	60,300	1,894,653
Goodyear Tire & Rubber Co. (The)(1)	61,752	752,757
Johnson Controls, Inc.	63,322	1,735,023
Toyoda Gosei Co., Ltd.	12,800	256,326
Toyota Industries Corp.	6,400	179,152
Yokohama Rubber Co., Ltd. (The)	229,000	1,692,203

		$9,433,702

Automobiles — 1.1%
Daimler AG	132,059	$6,409,558
Fiat SpA(1)	471,780	2,523,427
Honda Motor Co., Ltd.	103,900	3,211,064
Isuzu Motors, Ltd.	264,000	1,272,150
Mazda Motor Corp.(1)	300,000	350,152
Suzuki Motor Corp.	52,800	1,025,529
Toyota Motor Corp.	10,000	392,093
Yamaha Motor Co., Ltd.	18,800	164,070

		$15,348,043

Beverages — 1.5%
Coca-Cola Co. (The)	164,256	$6,230,230
Coca-Cola West Co., Ltd.	26,200	434,472
Constellation Brands, Inc., Class A(1)	33,994	1,099,706
Heineken Holding NV	24,773	1,203,452
Heineken NV	30,199	1,800,166
Kirin Holdings Co., Ltd.	121,000	1,617,946

Security	Shares	Value
PepsiCo, Inc.	77,079	$5,454,881
Pernod-Ricard SA	15,528	1,741,784
Takara Holdings, Inc.	84,000	620,790

		$20,203,427

Biotechnology — 2.0%
Amgen, Inc.	86,623	$7,304,052
BioMarin Pharmaceutical, Inc.(1)	19,589	788,849
Celgene Corp.(1)	118,098	9,022,687
Gilead Sciences, Inc.(1)	149,934	9,945,122

		$27,060,710

Building Products — 0.2%
Asahi Glass Co., Ltd.	76,776	$510,747
Daikin Industries, Ltd.	89,000	2,301,902

		$2,812,649

Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	4,285	$527,055
Deutsche Bank AG	123,418	4,888,513
Franklin Resources, Inc.	19,250	2,407,598
GAM Holding, Ltd.	58,376	761,838
Greenhill & Co., Inc.	19,111	988,994
ICAP PLC	178,286	926,749
Janus Capital Group, Inc.	55,930	527,979
Julius Baer Group, Ltd.	76,144	2,655,979
Lazard, Ltd., Class A	58,066	1,697,269
Morgan Stanley	103,279	1,728,890
Northern Trust Corp.	22,312	1,035,612
State Street Corp.	39,300	1,649,028

		$19,795,504

Chemicals — 2.3%
Air Products and Chemicals, Inc.	37,115	$3,069,410
Akzo Nobel NV	18,556	1,047,797
BASF SE	123,106	10,401,971
Daicel Chemical Industries, Ltd.	51,000	305,466
Dow Chemical Co. (The)	14,120	408,915
Eastman Chemical Co.	22,750	1,296,977
Hitachi Chemical Co., Ltd.	16,800	226,586
Johnson Matthey PLC	82,005	3,203,098
Kaneka Corp.	57,000	274,409
Linde AG	18,688	3,221,059
Mitsubishi Gas Chemical Co., Inc.	55,000	275,865
Monsanto Co.	12,777	1,162,963
Nitto Denko Corp.	5,900	280,839
Shin-Etsu Chemical Co., Ltd.	34,500	1,938,867
Showa Denko KK	236,000	374,449
Solvay SA	5,637	653,251
Sumitomo Chemical Co., Ltd.	341,000	868,707
Toray Industries, Inc.	201,000	1,189,126
Tosoh Corp.	173,000	328,456

		$30,528,211

Security	Shares	Value
Commercial Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA	1,124,211	$8,845,131
Banco Santander SA	667,076	4,979,322
Barclays PLC	1,338,304	4,647,397
BB&T Corp.	34,843	1,155,394
BNP Paribas	76,501	3,626,995
CaixaBank SA	267,829	1,008,746
Credit Agricole SA(1)	433,401	2,981,081
Danske Bank A/S(1)	101,100	1,821,998
DNB ASA	23,300	285,424
Fifth Third Bancorp	192,006	2,978,013
First Horizon National Corp.	169,470	1,631,996
First Republic Bank(1)	23,946	825,179
Gunma Bank, Ltd. (The)	106,000	538,305
Hachijuni Bank, Ltd. (The)	89,000	493,444
Hiroshima Bank, Ltd. (The)	87,000	291,353
HSBC Holdings PLC	853,386	7,927,742
Huntington Bancshares, Inc.	307,053	2,118,666
Intesa Sanpaolo SpA	937,682	1,429,819
KBC Groep NV	22,722	545,690
KeyCorp	306,709	2,680,637
Lloyds Banking Group PLC(1)	3,975,334	2,503,091
Mizuho Financial Group, Inc.	155,441	252,286
PNC Financial Services Group, Inc.	42,872	2,705,223
Shinsei Bank, Ltd.	390,000	503,794
Standard Chartered PLC	335,442	7,600,744
Sumitomo Mitsui Financial Group, Inc.	25,108	782,320
SunTrust Banks, Inc.	46,137	1,304,293
U.S. Bancorp	114,393	3,923,680
UniCredit SpA(1)	326,003	1,356,609
Wells Fargo & Co.	60,937	2,104,155
Zions Bancorporation	41,793	863,234

		$74,711,761

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	60,200	$3,137,780
Toppan Printing Co., Ltd.	28,000	162,396
Waste Management, Inc.	81,625	2,618,530

		$5,918,706

Communications Equipment — 2.7%
Alcatel-Lucent(1)	142,442	$157,154
Cisco Systems, Inc.	901,321	17,206,218
JDS Uniphase Corp.(1)	28,713	355,610
Juniper Networks, Inc.(1)	43,827	749,880
QUALCOMM, Inc.	290,897	18,178,154

		$36,647,016

Computers & Peripherals — 6.2%
Apple, Inc.	120,049	$80,103,896
EMC Corp.(1)	76,080	2,074,701
NEC Corp.(1)	163,000	258,664
Toshiba Corp.	313,000	1,003,164

		$83,440,425

Security	Shares	Value
Construction & Engineering — 0.4%
Bouygues SA	6,271	$152,493
Chiyoda Corp.	69,000	1,071,977
Ferrovial SA	95,985	1,250,497
Fluor Corp.	9,129	513,780
JGC Corp.	67,000	2,231,382

		$5,220,129

Construction Materials — 0.2%
CRH PLC	79,131	$1,519,731
Imerys SA	4,825	283,098
Lafarge SA	6,791	364,863

		$2,167,692

Consumer Finance — 0.4%
American Express Co.	45,990	$2,614,991
Capital One Financial Corp.	10,344	589,711
Credit Saison Co., Ltd.	45,600	1,101,688
SLM Corp.	50,603	795,479

		$5,101,869

Containers & Packaging — 0.1%
Owens-Illinois, Inc.(1)	41,898	$786,006
Sealed Air Corp.	27,433	424,114
Toyo Seikan Kaisha, Ltd.	51,400	549,021

		$1,759,141

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$201,564
Genuine Parts Co.	53,642	3,273,771
LKQ Corp.(1)	61,930	1,145,705

		$4,621,040

Diversified Financial Services — 0.7%
CME Group, Inc.	4,775	$273,607
Deutsche Boerse AG	22,169	1,226,781
Groupe Bruxelles Lambert SA	4,239	314,838
ING Groep NV(1)	203,360	1,610,651
Investor AB, Class B	56,000	1,234,074
JPMorgan Chase & Co.	72,740	2,944,515
Moody’s Corp.	18,539	818,868
ORIX Corp.	4,130	413,659

		$8,836,993

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	258,166	$9,732,858
Belgacom SA	25,589	780,808
BT Group PLC	454,642	1,694,787
Deutsche Telekom AG	380,834	4,683,408
France Telecom SA	84,063	1,017,968
Telefonica SA	286,089	3,823,763
Verizon Communications, Inc.	129,319	5,893,067
Windstream Corp.	133,199	1,346,642

		$28,973,301

Security	Shares	Value
Electric Utilities — 0.4%
Duke Energy Corp.	20,897	$1,354,126
Edison International	51,169	2,337,912
Enel SpA	279,759	991,091
Fortum Oyj	63,829	1,176,056

		$5,859,185

Electrical Equipment — 0.8%
ABB, Ltd.(1)	397,061	$7,450,121
Cooper Industries PLC	21,762	1,633,456
Fujikura, Ltd.	69,000	206,380
Legrand SA	47,726	1,798,964
Mabuchi Motor Co., Ltd.	5,000	228,639

		$11,317,560

Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co., Ltd.	82,200	$424,930
Corning, Inc.	26,615	349,987
Keyence Corp.	1,210	309,859
Kyocera Corp.	53,734	4,655,993
Molex, Inc.	34,890	916,909
Nippon Electric Glass Co., Ltd.	75,000	413,279
OMRON Corp.	16,500	317,074
Taiyo Yuden Co., Ltd.	154,000	1,296,250
TDK Corp.	54,600	2,030,366

		$10,714,647

Energy Equipment & Services — 0.8%
CGGVeritas(1)	31,600	$1,014,851
Halliburton Co.	118,799	4,002,338
Saipem SpA	17,353	836,247
Schlumberger, Ltd.	62,861	4,546,736
Technip SA	9,124	1,013,783

		$11,413,955

Food & Staples Retailing — 1.8%
Carrefour SA	208,600	$4,327,116
Casino Guichard-Perrachon SA	11,211	991,684
CVS Caremark Corp.	155,510	7,529,794
Delhaize Group SA	7,415	286,378
Koninklijke Ahold NV	134,328	1,682,400
Seven & i Holdings Co., Ltd.	88,400	2,708,867
Sysco Corp.	28,621	894,979
UNY Co., Ltd.	23,000	178,368
Wal-Mart Stores, Inc.	70,292	5,187,550

		$23,787,136

Food Products — 3.5%
Archer-Daniels-Midland Co.	12,901	$350,649
Campbell Soup Co.	17,968	625,646
H.J. Heinz Co.	47,559	2,660,926
Kerry Group PLC, Class A	15,000	767,321
Kraft Foods, Inc., Class A	238,500	9,861,975
Maruha Nichiro Holdings, Inc.	111,000	178,489
Nestle SA	383,729	24,212,281

Security	Shares	Value
Nissin Foods Holdings Co., Ltd.	11,700	$458,322
Toyo Suisan Kaisha, Ltd.	15,000	375,346
Unilever NV	206,666	7,329,617
Yakult Honsha Co., Ltd.	19,700	934,113

		$47,754,685

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$645,468
Snam Rete Gas SpA	175,073	776,580

		$1,422,048

Health Care Equipment & Supplies — 0.8%
Analogic Corp.	12,942	$1,011,676
Covidien PLC	51,806	3,078,313
Edwards Lifesciences Corp.(1)	5,485	588,924
Hologic, Inc.(1)	28,813	583,175
Medtronic, Inc.	35,589	1,534,598
Orthofix International NV(1)	16,715	747,996
Terumo Corp.	71,500	3,074,170

		$10,618,852

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	43,561	$1,686,246
DaVita, Inc.(1)	17,678	1,831,618
Laboratory Corp. of America Holdings(1)	16,119	1,490,524
McKesson Corp.	22,301	1,918,555
Team Health Holdings, Inc.(1)	17,059	462,811
Tenet Healthcare Corp.(1)	159,375	999,281
UnitedHealth Group, Inc.	64,272	3,561,311

		$11,950,346

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$872,729
Bally Technologies, Inc.(1)	11,183	552,328
Carnival Corp.	46,402	1,690,889
International Game Technology	42,344	554,283
Marriott International, Inc., Class A	10,655	416,610
McDonald’s Corp.	73,173	6,713,623
Six Flags Entertainment Corp.	17,977	1,057,048
Yum! Brands, Inc.	68,297	4,530,823

		$16,388,333

Household Durables — 0.2%
Casio Computer Co., Ltd.	85,000	$602,113
PulteGroup, Inc.(1)	84,375	1,307,813
Sekisui Chemical Co., Ltd.	61,000	491,305
Sony Corp.	57,600	673,527

		$3,074,758

Household Products — 1.0%
Clorox Co. (The)	20,211	$1,456,203
Colgate-Palmolive Co.	3,997	428,558
Henkel AG & Co. KGaA, PFC Shares	20,000	1,593,172
Kimberly-Clark Corp.	23,485	2,014,543
Procter & Gamble Co.	78,880	5,471,117
Reckitt Benckiser Group PLC	37,889	2,182,954
Uni-charm Corp.	12,400	710,957

		$13,857,504

Security	Shares	Value
Industrial Conglomerates — 1.8%
3M Co.	53,517	$4,946,041
General Electric Co.	197,680	4,489,313
Nisshinbo Holdings, Inc.	82,000	539,932
Siemens AG	143,421	14,345,046

		$24,320,332

Insurance — 3.7%
ACE, Ltd.	25,406	$1,920,694
Ageas NV SA	22,500	540,545
Allianz SE	84,009	10,019,202
Allstate Corp. (The)	16,927	670,478
Aon PLC	3,503	183,172
Assicurazioni Generali SpA	272,691	3,931,223
Berkshire Hathaway, Inc., Class B(1)	16,883	1,489,081
Chubb Corp.	4,667	355,999
Cincinnati Financial Corp.	86,776	3,287,943
Delta Lloyd NV	38,000	577,832
Hartford Financial Services Group, Inc.	64,880	1,261,267
HCC Insurance Holdings, Inc.	27,655	937,228
Lincoln National Corp.	41,690	1,008,481
Mapfre SA	129,606	355,365
Marsh & McLennan Cos., Inc.	88,523	3,003,585
MetLife, Inc.	107,541	3,705,863
MS&AD Insurance Group Holdings, Inc.	68,100	1,175,567
Principal Financial Group, Inc.	44,331	1,194,277
Prudential Financial, Inc.	37,177	2,026,518
Prudential PLC	349,752	4,541,621
Resolution, Ltd.	95,702	335,834
RSA Insurance Group PLC	678,764	1,213,452
SCOR SE	63,370	1,633,450
Sony Financial Holdings, Inc.	27,200	463,754
Standard Life PLC	479,801	2,117,967
Swiss Life Holding AG(1)	9,633	1,150,514
T&D Holdings, Inc.	54,600	589,530
Tryg A/S	6,228	403,881

		$50,094,323

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	61,374	$15,608,635
priceline.com, Inc.(1)	9,664	5,979,407

		$21,588,042

Internet Software & Services — 2.7%
eBay, Inc.(1)	83,100	$4,022,871
Google, Inc., Class A(1)	41,753	31,502,638
United Internet AG	44,534	909,026

		$36,434,535

IT Services — 2.2%
Accenture PLC, Class A	11,810	$827,054
Amadeus IT Holding SA, Class A	24,489	570,935
AtoS	5,628	391,578
CapGemini SA	56,171	2,373,725
Cognizant Technology Solutions Corp., Class A(1)	81,339	5,687,223
Fidelity National Information Services, Inc.	51,873	1,619,475
Indra Sistemas SA	107,008	1,038,764
International Business Machines Corp.	62,048	12,871,858

Security	Shares	Value
MasterCard, Inc., Class A	3,924	$1,771,607
Nomura Research Institute, Ltd.	6,800	140,137
NTT Data Corp.	209	656,197
Obic Co., Ltd.	730	152,735
Otsuka Corp.	2,600	232,514
Western Union Co.	49,601	903,730

		$29,237,532

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$826,419
Nikon Corp.	63,000	1,732,327
Sankyo Co., Ltd.	4,300	200,050

		$2,758,796

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,037	$501,273
Bruker Corp.(1)	41,491	543,117
PerkinElmer, Inc.	27,425	808,215
Thermo Fisher Scientific, Inc.	17,359	1,021,230

		$2,873,835

Machinery — 2.1%
Caterpillar, Inc.	27,324	$2,350,957
Dover Corp.	15,298	910,078
Eaton Corp.	41,370	1,955,146
Ebara Corp.	188,000	784,970
Fanuc, Ltd.	55,727	8,969,719
IHI Corp.	213,000	474,390
Japan Steel Works, Ltd.	71,000	394,542
Kawasaki Heavy Industries, Ltd.	107,000	212,226
Komatsu, Ltd.	67,800	1,328,873
Kone Oyj, Class B	7,667	531,392
Kurita Water Industries, Ltd.	7,400	163,607
Makita Corp.	6,700	259,350
MAN AG	10,039	920,776
Minebea Co., Ltd.	290,127	977,272
NSK, Ltd.	32,000	185,852
NTN Corp.	52,000	104,568
Okuma Corp.	32,000	188,824
Pall Corp.	23,035	1,462,492
Parker Hannifin Corp.	13,311	1,112,533
SMC Corp.	1,900	305,774
Snap-On, Inc.	9,395	675,219
Stanley Black & Decker, Inc.	40,728	3,105,510
Sumitomo Heavy Industries, Ltd.	119,000	405,662
Titan International, Inc.	13,412	236,856

		$28,016,588

Marine — 0.1%
Kirby Corp.(1)	3,948	$218,245
Nippon Yusen KK	473,000	835,560

		$1,053,805

Media — 3.3%
British Sky Broadcasting Group PLC	480,276	$5,764,520
Comcast Corp., Class A	435,803	15,588,673
Focus Media Holding, Ltd. ADR	10,518	246,121
Hakuhodo DY Holdings, Inc.	9,590	646,032
IMAX Corp.(1)	77,253	1,538,107

Security	Shares	Value
Interpublic Group of Cos., Inc.	50,333	$559,703
JC Decaux SA	44,715	1,012,170
Jupiter Telecommunications Co., Ltd.	210	213,258
McGraw-Hill Cos., Inc. (The)	27,142	1,481,682
Omnicom Group, Inc.	54,629	2,816,671
ProSiebenSat.1 Media AG, PFC Shares	27,382	690,318
Time Warner Cable, Inc.	21,148	2,010,329
Time Warner, Inc.	10,926	495,276
Virgin Media, Inc.	100,424	2,956,483
Walt Disney Co. (The)	164,007	8,574,286
Wolters Kluwer NV	23,678	444,808

		$45,038,437

Metals & Mining — 2.2%
Anglo American PLC	100,152	$2,948,297
ArcelorMittal	54,936	790,773
BHP Billiton PLC	189,390	5,914,277
Boliden AB	55,800	933,182
Cliffs Natural Resources, Inc.	9,184	359,370
Dowa Holdings Co., Ltd.	105,000	726,996
JFE Holdings, Inc.	8,900	117,245
Kobe Steel, Ltd.(1)	216,000	171,131
Mitsubishi Materials Corp.	80,000	251,694
Newmont Mining Corp.	14,132	791,533
Nucor Corp.	23,673	905,729
Pacific Metals Co., Ltd.	42,000	142,906
Randgold Resources, Ltd.	9,456	1,163,206
Rio Tinto PLC	168,867	7,896,084
Sumitomo Metal Industries, Ltd.	307,000	452,766
Sumitomo Metal Mining Co., Ltd.	66,000	830,374
Umicore SA	13,474	705,347
United States Steel Corp.	51,234	977,032
Xstrata PLC	205,850	3,193,346

		$29,271,288

Multi-Utilities — 1.9%
Centrica PLC	778,444	$4,119,220
CMS Energy Corp.	137,634	3,241,281
Consolidated Edison, Inc.	24,350	1,458,321
Dominion Resources, Inc.	27,793	1,471,361
E.ON AG	222,714	5,292,335
GDF Suez	345,743	7,707,311
NiSource, Inc.	42,420	1,080,862
Public Service Enterprise Group, Inc.	58,826	1,893,021

		$26,263,712

Multiline Retail — 1.0%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$743,243
Macy’s, Inc.	48,120	1,810,274
Marks & Spencer Group PLC	432,844	2,497,940
Next PLC	41,584	2,319,928
Nordstrom, Inc.	19,173	1,057,966
PPR SA	7,380	1,132,685
Target Corp.	54,531	3,461,083

		$13,023,119

Office Electronics — 0.4%
Brother Industries, Ltd.	22,000	$203,768
Canon, Inc.	76,200	2,445,843

Security	Shares	Value
Konica Minolta Holdings, Inc.	66,500	$511,563
Ricoh Co., Ltd.	23,000	194,229
Xerox Corp.	208,743	1,532,174

		$4,887,577

Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.	33,872	$2,368,330
BP PLC	1,041,156	7,340,019
Chevron Corp.	95,020	11,075,531
ConocoPhillips	90,139	5,154,148
Cosmo Oil Co., Ltd.	79,000	145,260
Devon Energy Corp.	8,417	509,228
ENI SpA	285,080	6,249,943
Exxon Mobil Corp.	207,138	18,942,770
Hess Corp.	20,723	1,113,240
Idemitsu Kosan Co., Ltd.	3,100	253,549
Marathon Petroleum Corp.	21,876	1,194,211
Phillips 66	36,105	1,674,189
Royal Dutch Shell PLC, Class A	338,811	11,741,834
Royal Dutch Shell PLC, Class B	320,700	11,412,361
Suncor Energy, Inc.	17,376	570,802
Total SA	360,903	17,954,885
Williams Cos., Inc.	108,727	3,802,183
WPX Energy, Inc.(1)	16,500	273,735

		$101,776,218

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,083,353
OJI Paper Co., Ltd.	44,000	133,906

		$1,217,259

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,568,804
Kao Corp.	85,654	2,518,337
USANA Health Sciences, Inc.(1)	7,218	335,420

		$4,422,561

Pharmaceuticals — 8.0%
Abbott Laboratories	113,910	$7,809,670
Allergan, Inc.	27,084	2,480,353
Astellas Pharma, Inc.	58,400	2,959,706
AstraZeneca PLC	135,442	6,466,671
Bayer AG	35,186	3,025,631
Chugai Pharmaceutical Co., Ltd.	114,200	2,393,571
Daiichi Sankyo Co., Ltd.	41,500	683,597
Eisai Co., Ltd.	59,846	2,695,941
Eli Lilly & Co.	41,259	1,956,089
GlaxoSmithKline PLC	541,207	12,492,470
Hisamitsu Pharmaceutical Co., Inc.	4,800	265,661
Johnson & Johnson	99,975	6,889,277
Merck & Co., Inc.	207,284	9,348,508
Mitsubishi Tanabe Pharma Corp.	10,000	151,764
Novartis AG	218,832	13,393,276
Pfizer, Inc.	109,562	2,722,616
Roche Holding AG PC	90,220	16,875,346
Sanofi	129,268	11,062,300
Takeda Pharmaceutical Co., Ltd.	20,531	944,581

Security	Shares	Value
UCB SA	9,177	$504,997
Watson Pharmaceuticals, Inc.(1)	29,688	2,528,230

		$107,650,255

Professional Services — 0.3%
Adecco SA(1)	26,539	$1,266,809
Equifax, Inc.	15,217	708,808
Experian PLC	29,123	484,918
Intertek Group PLC	7,167	317,748
Robert Half International, Inc.	36,884	982,221

		$3,760,504

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	19,546	$1,395,389
AvalonBay Communities, Inc.	19,158	2,605,296
British Land Co. PLC	195,831	1,654,020
Capital Shopping Centres Group PLC	189,600	1,004,289
Japan Real Estate Investment Corp.	37	372,346
Nippon Building Fund, Inc.	40	431,163
Simon Property Group, Inc.	32,545	4,940,657

		$12,403,160

Real Estate Management & Development — 0.3%
Capital & Counties Properties PLC	189,600	$667,831
CB Richard Ellis Group, Inc., Class A(1)	41,385	761,898
Daito Trust Construction Co., Ltd.	6,300	632,420
Heiwa Real Estate Co., Ltd.	40,500	465,929
Nomura Real Estate Holdings, Inc.	27,400	480,443
NTT Urban Development Corp.	443	359,479
Sumitomo Realty & Development Co., Ltd.	23,000	609,464

		$3,977,464

Road & Rail — 0.6%
Central Japan Railway Co.	5,500	$482,773
CSX Corp.	115,014	2,386,541
East Japan Railway Co.	11,200	741,049
Hankyu Hanshin Holdings, Inc.	128	691
Kansas City Southern	23,993	1,818,190
Keio Corp.	139,000	1,047,348
Ryder System, Inc.	14,154	552,855
Tobu Railway Co., Ltd.	135,000	726,396

		$7,755,843

Semiconductors & Semiconductor Equipment — 2.8%
ARM Holdings PLC	410,900	$3,835,195
Cirrus Logic, Inc.(1)	62,702	2,407,130
Cree, Inc.(1)	17,003	434,087
Cypress Semiconductor Corp.(1)	217,447	2,331,032
Intel Corp.	797,920	18,096,826
NXP Semiconductors NV(1)	54,841	1,371,573
ON Semiconductor Corp.(1)	53,708	331,378
ROHM Co., Ltd.	6,300	212,158
STMicroelectronics NV	36,627	197,684
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	1,443,274
Texas Instruments, Inc.	157,242	4,332,017
Tokyo Electron, Ltd.	67,300	2,866,981
Veeco Instruments, Inc.(1)	19,590	588,092

		$38,447,427

Security	Shares	Value
Software — 4.9%
Citrix Systems, Inc.(1)	46,346	$3,548,713
Compuware Corp.(1)	66,874	662,721
Concur Technologies, Inc.(1)	29,482	2,173,708
Dassault Systemes SA	8,000	840,511
Konami Corp.	56,900	1,291,972
Microsoft Corp.	1,237,918	36,865,198
Nuance Communications, Inc.(1)	90,485	2,252,172
Oracle Corp.	529,690	16,679,938
Sage Group PLC (The)	110,516	559,997
Trend Micro, Inc.	69,397	1,934,924

		$66,809,854

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	10,682	$362,333
CarMax, Inc.(1)	5,464	154,631
Fast Retailing Co., Ltd.	50,300	11,681,578
Gap, Inc. (The)	73,351	2,624,499
Hennes & Mauritz AB, Class B	4,125	143,563
Home Depot, Inc. (The)	134,573	8,124,172
Lowe’s Companies, Inc.	115,992	3,507,598
Tiffany & Co.	26,337	1,629,734
USS Co., Ltd.	2,720	287,258
Yamada Denki Co., Ltd.	4,360	191,261

		$28,706,627

Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG	18,804	$1,543,079
Asics Corp.	20,000	269,781
Christian Dior SA	10,660	1,427,933
Coach, Inc.	16,626	931,388
Hanesbrands, Inc.(1)	25,679	818,647
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,501,181
NIKE, Inc., Class B	30,110	2,857,740
Onward Holdings Co., Ltd.	30,000	238,775
Swatch Group, Ltd. (The)	7,745	3,093,000

		$12,681,524

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	258,361	$2,056,554

		$2,056,554

Tobacco — 2.4%
Altria Group, Inc.	22,116	$738,453
British American Tobacco PLC	271,130	13,931,571
Imperial Tobacco Group PLC	177,291	6,568,019
Japan Tobacco, Inc.	81,800	2,448,579
Philip Morris International, Inc.	104,479	9,396,841

		$33,083,463

Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$934,554
Mitsubishi Corp.	77,500	1,403,746
Sumitomo Corp.	122,000	1,641,219
Wolseley PLC	51,754	2,213,825

		$6,193,344

Transportation Infrastructure — 0.1%
ADP	13,565	$1,081,642

Security	Shares	Value
Kamigumi Co., Ltd.	46,000	$380,096

		$1,461,738

Wireless Telecommunication Services — 2.1%
KDDI Corp.	58,700	$4,552,913
MetroPCS Communications, Inc.(1)	31,693	371,125
Rogers Communications, Inc., Class B	46,378	1,873,671
Softbank Corp.	149,098	6,028,259
Vodafone Group PLC	5,349,088	15,200,130

		$28,026,098

Total Common Stocks (identified cost $1,017,493,618)		$1,350,232,507

Rights — 0.0%(2)

Security	Shares	Value
Energy Equipment & Services — 0.0%(2)
CGGVeritas, Exp. 10/12/12 (1)	31,600	$51,003

Total Rights (identified cost $0)		$51,003

Total Investments — 99.7% (identified cost $1,017,493,618)		$1,350,283,510

Call Options Written — (0.3)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
NASDAQ 100 Index	995		$2,875	10/20/2012	$(935,300)
S&P 500 Index	1,145		1,460	10/20/2012	(933,175)
S&P 500 Index	1,540		1,465	10/20/2012	(993,300)
S&P 500 Index	230		1,470	10/20/2012	(115,000)

					$(2,976,775)

Over-the-Counter Options — (0.1)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(3)	27,000	EUR	2,575	10/19/2012	$(338,289)
Dow Jones Euro Stoxx 50 Index(4)	19,350	EUR	2,575	10/19/2012	(242,441)
Dow Jones Euro Stoxx 50 Index(5)	26,050	EUR	2,625	10/19/2012	(142,271)
FTSE 100 Index(5)	5,550	GBP	5,875	10/19/2012	(192,686)
FTSE 100 Index(4)	2,800	GBP	5,875	10/19/2012	(97,211)
FTSE 100 Index(6)	5,500	GBP	5,900	10/19/2012	(144,323)
FTSE 100 Index(7)	2,550	GBP	5,950	10/19/2012	(39,119)
Nikkei 225 Index(5)	1,185,000	JPY	9,250	10/12/2012	(144,252)
SMI Index(5)	6,000	CHF	6,600	10/19/2012	(214,354)
SMI Index(4)	1,350	CHF	6,600	10/19/2012	(48,230)
SMI Index(6)	950	CHF	6,600	10/19/2012	(33,939)

					$(1,637,115)

Value

Total Call Options Written (premiums received $16,968,296)	$(4,613,890)

Other Assets, Less Liabilities — 0.6%	$8,752,182

Net Assets — 100.0%	$1,354,421,802

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
PC	-	Participation Certificate
PFC Shares	-	Preference Shares
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound Sterling
JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Counterparty is Barclays Bank PLC.

(4)	Counterparty is Credit Suisse International.

(5)	Counterparty is Citibank NA.

(6)	Counterparty is Morgan Stanley & Co. International PLC.

(7)	Counterparty is Bank of America.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	54.3%	$735,688,510
United Kingdom	12.9	174,320,334
Japan	10.4	140,522,060
Switzerland	5.4	72,779,858
Germany	5.2	70,780,729
France	5.2	70,572,470
Spain	1.7	22,517,991
Netherlands	1.4	19,792,759
Italy	1.3	18,094,939
Ireland	0.5	6,192,419
Belgium	0.3	4,331,854
Other Countries, less than 0.3% each	1.1	14,689,587

Total Investments	99.7%	$1,350,283,510

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,018,954,114

Gross unrealized appreciation	$378,899,461
Gross unrealized depreciation	(47,570,065)

Net unrealized appreciation	$331,329,396

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,288,865	$25,626,665
Options written	11,607,275	177,355,736
Options terminated in closing purchase transactions	(7,956,000)	(167,377,415)
Options expired	(3,654,130)	(18,636,690)

Outstanding, end of period	1,286,010	$16,968,296

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,613,890.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$110,328,096	$62,334,325	$—	$172,662,421
Consumer Staples	61,306,275	81,802,501	—	143,108,776
Energy	55,227,441	57,962,732	—	113,190,173
Financials	73,694,446	103,283,182	—	176,977,628
Health Care	83,164,316	76,989,682	—	160,153,998
Industrials	49,771,317	72,261,246	—	122,032,563
Information Technology	274,191,844	32,427,169	—	306,619,013
Materials	11,265,402	53,678,189	—	64,943,591
Telecommunication Services	19,217,363	37,782,036	—	56,999,399
Utilities	12,836,884	20,708,061	—	33,544,945
Total Common Stocks	$751,003,384	$599,229,123 *	$—	$1,350,232,507
Rights	$51,003	$—	$—	$51,003
Total Investments	$751,054,387	$599,229,123	$—	$1,350,283,510

Liability Description
Call Options Written	$(2,976,775)	$(1,637,115)	$—	$(4,613,890)
Total	$(2,976,775)	$(1,637,115)	$—	$(4,613,890)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012